SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-Cash Financing and Investing Activities
Shares issued on acquisition of mineral property	$ 2,000,000	$ 0	$ 0
Bonus shares	640,400	115,000	0
Shares for services	80,500	241,003	0
Shares issued to settle debt	0	43,030	0
Shares issued recorded as prepaid expenses	0	35,000	0
Subscription receivable	0	30,497	0
Warrants issued for mineral property	0	0	181,944
Finders units	24,000	0	0
Broker warrants	226,917	0	0
Depreciation included in mineral properties	46,932	3,487	27,387
Equipment expenditures included in accounts payable	0	472,213	489,890
Fair value loss/gain on available-for-sale investments	0	0	12,160
Mineral property expenditures included in accounts payable	681,781	1,252,796	1,067,747
Share-based payments capitalized in mineral properties	211,627	119,028	205,057
Reclassification of contributed surplus on exercise of options	272,848	153,845	15,350
Reclassification of contributed surplus on exercise of warrants	$ 166,628	$ 28,478	$ 10,650